Cash and cash equivalents and restricted cash (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents and restricted cash as of December 31, 2019, and 2018 are as follows:

	December 31, 2019	December 31, 2018
Cash on hand and bank deposits	$339,010	$264,565
Demand and term deposits (1)	3,462	8,543

Cash and cash equivalents	342,472	273,108
Restricted cash	1	4,843

Cash, cash equivalents and restricted cash	$342,473	$277,951

(1)
As of December 31, 2019, and 2018, within the cash equivalents, there are demand and term deposits that amounted to $3,462 and $ 8,543, respectively. The use of term deposits depends on the cash requirements of the Group. As of December 31, 2019, term deposits accrue annual interest rates between 3.61% and 5.21% in Colombian pesos and between 1.94% and 6.02% in dollars. As of December 31, 2018, term deposits accrue annual interest rates between 2.61% and 4.85% in Colombian pesos and between 2.05% and 4.59% in dollars.